General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses [Abstract]
General and administrative expenses
22.	General and administrative expenses

The details of our general and administrative expenses by type are as follows:

For the years ended December 31	2022	2021
Professional fees	$(5,687)	$(3,611)
One-time transaction costs	(5,116)	(2,956)
General, marketing, office and other	(8,465)	(3,605)
Sales tax expense	(7,660)	(10,694)
Share based payments	(6,913)	(9,876)
Salary and benefits	(7,756)	(4,046)
Insurance expense	(6,014)	(2,645)
Investor relations and regulatory	(2,210)	(2,832)
Total general and administrative expense	$(49,821)	$(40,265)